                                AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 3, 2007

                                                  1933 ACT REGISTRATION NO. 333-52780
                                                  1940 ACT REGISTRATION NO. 811-07325

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 13 [X]

                                                                  AND

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 80 [X]

                                                   (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (203) 925-7176
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[] on ____ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on __ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 13 to Registration Statement No. 333-52780 for the purpose of including in the Registration Statement a Prospectus Supplement and Statement of Additional Information Supplement.
The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 12 filed with the SEC on April 20, 2007, as supplemented, are hereby incorporated by reference.
However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                    Pruco Life Insurance Company
                                             Pruco Life Insurance Company Of New Jersey

                                                     Strategic Partners Advisor

                                 Strategic Partners Annuity One (Pruco Life Insurance Company only)

                                    Strategic Partners Plus (Pruco Life Insurance Company only)

                                                Supplement, dated November 19, 2007
                                                                 To
                                                  Prospectuses, dated May 1, 2007

This  Supplement  should be read and retained with the current  Prospectus for your annuity.  This  Supplement is intended to update certain  information  in the  Prospectus  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

We are issuing this supplement to announce  certain  changes to the Lifetime Five Income  Benefit.  We also identify a new principal underwriter.  Finally, we describe a sub-advisor change and new fund option that is being added to each annuity.

I.  GLOSSARY

o        In the Glossary of each Prospectus, we add the following definition:

Legacy Protection Plus Death Benefit:  A death benefit that is an optional feature within the Lifetime Five Income Benefit.  The amount of this benefit is based on the Protected Withdrawal Value under the Lifetime Five Benefit.

II.  SUMMARY OF CONTRACT EXPENSES

o        For Strategic Partners Annuity One and Strategic Partners Plus only, in the "Summary of Expenses" section, under
"Insurance and Administrative Expenses", we add the following (immediately after the entry for Lifetime Five Income Benefit), to reflect the charge for Legacy Protection Plus:

                                               INSURANCE AND ADMINISTRATIVE EXPENSES
                           (as a percentage of the average account value in variable investment options)
 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------- ---

 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------- ---
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------
                                                                                  Contract with Credit                                       Contract without Credit
                                                               (bonus credits generally not recapturable after expiration                    or Contract with Credit
                                                                                  of free look period)                       (version under which bonus credits vest over seven year
                                                                                                                                                     period)
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------
Maximum  charge for Lifetime Five Income Benefit with Legacy                             2.50%                                                        2.50%
Protection Plus Death Benefit
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------
Lifetime  Five Income  Benefit with Legacy  Protection  Plus                             1.20%                                                        1.20%
Death Benefit
(current charge)
------------------------------------------------------------- ------------------------------------------------------------- ----------------------------------------------------------

o        For Strategic Partners Advisor only, in the "Summary of Expenses" section, under "Insurance and Administrative Expenses", we add the following (immediately after the entry for Lifetime Five Income Benefit), to reflect the charge for Legacy Protection
Plus:

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       INSURANCE AND ADMINISTRATIVE EXPENSES
                                                   (as a percentage of the average account value in variable investment options)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Maximum charge for Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit*                                           2.50%
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit                                                               1.20%
(current charge)
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
*We reserve the right to increase the charge up to the maximum indicated upon a step-up or for a new election.  However, we have no present intention of doing so.

With respect to Pruco Life Strategic Partners Advisor only, we insert the following information:

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       INSURANCE AND ADMINISTRATIVE EXPENSES
                                                   (as a percentage of the average account value in variable investment options)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                                                               1.65%
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------

III.  NEW SUB-ACCOUNT

Effective  November 19, 2007, the underlying  portfolio  listed below is being offered as a new Sub-account  under your annuity.  In order to reflect this addition:

In the section of each Prospectus  entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                                                    (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
                                                                                                                    Acquired Portfolio Fees              Total Annual
                                                           Management Fees      Other Expenses       12b-1 Fees            & Expenses                 Portfolio Operating
                 UNDERLYING PORTFOLIO                                                                                                                      Expenses
Advanced Series Trust:
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
AST Western Asset Core Plus Bond                                0.70%                0.12%             0.00%                 0.00%                           0.82%
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------

Effective  November 19, 2007, the underlying  portfolio  listed below is being offered as a new Sub-account  under your annuity.  In order to reflect  this  addition,  the  following  is being  added to the chart in each  Prospectus  in the section  entitled  "What
Investment Options Can I Choose? /Variable Investment Options":

-------------------------- -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
         STYLE/                                                            INVESTMENT OBJECTIVES/POLICIES                                                             PORTFOLIO
          TYPE                                                                                                                                                        ADVISOR/
                                                                                                                                                                     SUB-ADVISOR
                           -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        AST FUNDS
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
      Fixed Income        AST Western Asset Core Plus Bond Portfolio:  seeks to maximize total return,  consistent with prudent investment  management and    Western Asset Management
                          liquidity  needs, by investing to obtain its average  specified  duration.  The Portfolio's  current target average  duration is
                          generally  2.5 to 7 years.  The  Portfolio  pursues this  objective  by investing in all major fixed income  sectors with a bias     Company/Western Asset
                          towards non-Treasuries.                                                                                                            Management Company Limited
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Also, in the same section of each prospectus, we make the following change to the chart setting forth a brief description of the variable investment option, to reflect a sub-adviser name change:

o        Effective  November 19, 2007,  Neuberger  Berman  Management Inc. will become  sub-advisor of SP Mid-Cap Growth  Portfolio.
         Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:

SP Mid Cap Growth Portfolio (closed to new investments):

IV.  CHANGES TO LIFETIME FIVE

     We make the following  changes to the Lifetime  Five Income  Benefit.  The amended  version of Lifetime Five will be offered to those who elect Lifetime Five on or after the date of this supplement where we have received regulatory approval:

1.       We add the following as the last sentence of the first  paragraph of the Lifetime Five Income Benefit  section:  "Effective on or about  November 19, 2007, we also offer an optional  death benefit that can be elected in  conjunction  with
                  Lifetime Five called Legacy  Protection Plus. If Legacy Protection Plus is elected,  the Withdrawal  Benefit under
                  Lifetime Five is not available."
2.       We add the following as the last sentence of the first paragraph of the section  entitled "Annual  Withdrawal  Amount under the Withdrawal Benefit":  "Please note that the Withdrawal Benefit is not available on contracts that have elected
                  Legacy Protection Plus".
3.       In the  section  entitled  "Protected  Withdrawal  Value",  immediately  after the  sentence  that states "You may elect to step-up your Protected  Withdrawal  Value if, due to positive market  performance,  your Contract Value is greater than the Protected  Withdrawal  Value",  we add the following,  to disclose the rule for step-ups for elections of the benefit on or after November 19, 2007:

                  Step-Ups for elections of Lifetime Five subsequent to November 19, 2007, (subject to regulatory approval).

                  Lifetime Five offers the ability to step-up the values  provided  under  Lifetime Five after the first  withdrawal under certain  situations.  The Step-Up provision depends on when you elected Lifetime Five and the provisions you elected.  If you do not elect Legacy  Protection  Plus, we will  automatically  step-up your Protected  Withdrawal
                  Value on each Contract  Anniversary  if, due to positive market  performance,  your Contract Value is greater than the  Protected  Withdrawal  Value.  If we step-up your  Protected  Withdrawal  Value,  we increase  the  Protected
                  Withdrawal  Value to equal the then current Contract Value.  For example,  assume your Protected  Withdrawal Value was $100,000 and you have made  cumulative  withdrawals  of $40,000,  reducing the Protected  Withdrawal  Value to
                  $60,000. On the Contract  Anniversary,  your Contract Value is $75,000.  Your Protected  Withdrawal Value would be increased to equal $75,000.  At the time of a step-up to your Protected  Withdrawal  Value, if your current Annual
                  Income  Amount and Annual  Withdrawal  Amount are less than they  would be if we did not  reflect  the  step-up in
                  Protected Withdrawal Value, then we will increase these amounts to reflect the step-up.

                  If you elect Legacy  Protection  Plus,  we will  automatically  step-up your Annual Income Amount on each Contract
                  Anniversary  if, due to positive market  performance,  5% of your Contract Value is greater than the Annual Income
                  Amount.  If we step-up  your Annual  Income  Amount,  we  increase  the Annual  Income  Amount to equal 5% of your
                  Contract Value.  For example,  assume your Annual Income Amount is $5,000 and, on the Contract  Anniversary,  your
                  Contract Value was $110,000.  Your Annual Income Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we  implement  a step-up to either  your  Protected  Withdrawal  Value or your  Annual  Income
                  Amount,  the charge for Lifetime Five has changed for new purchasers,  you may be subject to the new charge at the time of such  step-up.  Prior to increasing  the charge for Lifetime Five upon a step-up,  we would notify you and give you the  opportunity to cancel the automatic  step-up  feature.  If you receive notice of a proposed  step-up and accompanying fee increase,  you should carefully  evaluate whether the potential value of a step-up  justifies the increased fee to which you would be subject.

                  Step-Ups for elections of Lifetime Five prior to November 19, 2007,
                   [See text in this section of May 1, 2007 prospectus]

4.       We add the following after the first sentence within the third bullet under "Benefits Under Lifetime Five":  "Please note that, effective on or about November 19, 2007, we ceased offering a single life fixed annuity with five payments certain and instead will make annuity payments as a single life fixed annuity with ten years certain for Lifetime
                  Five elections after that date."
5.
              We add the following to the end of the section:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an optional  death benefit that you may choose only at the time you elect  Lifetime Five. The Owner
     (or  Annuitant,  for an  entity-owned  annuity)  must be younger than 71 to elect Legacy  Protection  Plus. If you elect Legacy
     Protection  Plus, you may not  participate in any other optional death benefit.  We impose a charge equal to 1.20% annually for the combination of Lifetime Five and Legacy Protection Plus,  assessed against the assets of the  sub-accounts.  You may choose
     Lifetime Five without also selecting Legacy  Protection Plus. If you elect Legacy  Protection Plus, the Withdrawal Option under
     Lifetime Five is not available.

     The Legacy  Protection  Plus death  benefit is equal to the  greater of the base death  benefit  and the  Protected  Withdrawal
     Value.  In general,  we pay this  amount  upon our receipt in good order of due proof of the death of the Owner (or  Annuitant, for an  entity-owned  annuity).  Your  beneficiary  may take the  Legacy  Protection  Plus  death  benefit  in any of the forms permitted under this annuity (e.g.,  lump sum). For purposes of Legacy  Protection Plus, we calculate the Protected  Withdrawal
     Value as follows:
o        prior to the first  withdrawal,  the Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first  withdrawal,  including any withdrawal to meet required  minimum  distribution  requirements,  the Protected
             Withdrawal  Value, for purposes of Legacy  Protection Plus, is established as indicated under the Protected  Withdrawal
             Value section.  Thereafter,  the Protected  Withdrawal  Value, for purposes of Legacy  Protection Plus, is increased by the amount of any Purchase  Payments  (including any  associated  credits) and reduced for  withdrawals  (in the manner discussed  in the next  sentence).  Specifically,  (a) a  withdrawal  that is less than or equal to the  Annual  Income
             Amount reduces the Protected  Withdrawal  Value by the amount of the  withdrawal and (b) a withdrawal  that exceeds the
             Annual Income Amount reduces the Protected  Withdrawal Value  proportionally by the same proportion that it reduces the
             Annual Income  Amount,  (although an excess  withdrawal  made to satisfy  required  minimum  distribution  requirements applicable to the annuity reduces the Protected Withdrawal by the amount of the withdrawal).
o        After the first  withdrawal,  upon step-up of the Annual Income Amount (as described  above under "Step Up of Lifetime Five
             Values"),  we increase the value of the Protected  Withdrawal Value for purposes of Legacy  Protection Plus to increase the Contract Value.

V.  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each prospectus,  under the heading  entitled "Sales and  Distribution of the Contract",  we identify  Prudential  Investment  Management  Services LLC (PIMS) as the principal  underwriter  and  distributor  of the annuities.
Beginning as of the date of this  supplement,  PIMS has been replaced by an affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc.  ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential Annuities  Distributors,  Inc. (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the distributor and principal  underwriter of the annuities  offered  through this  prospectus.  PAD acts as the  distributor of a number of annuity and life  insurance  products,  and is the  co-distributor  of the  Advanced  Series  Trust.  PAD's  principal  business  address is One
Corporate  Drive,  Shelton,  Connecticut  06484.  PAD is registered as a  broker-dealer  under the  Securities  Exchange Act of 1934
(Exchange Act), and is a member of the National Association of Securities Dealers, Inc. (NASD)."

                                                        Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products,  we identify Prudential Investment Management Services,  LLC as principal  underwriter.  Beginning as of the date of this supplement,  Prudential  Annuities  Distributors,  Inc., an indirect  subsidiary of Prudential  Financial,  Inc., has assumed
     PIMS's duties as principal underwriter of each of the above-referenced annuities.

                  PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

4.

( ) Lifetime Five Benefit Rider  (Note)

( ) Lifetime Five Benefit Rider (LPP) (Note)

(Note)      Incorporated by reference to Post-Effective Amendment No. 6 to
            Form N-4, Registration No. 333-130989, filed August 3, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf on this 3rd day of August 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                              (Registrant)

                                                   BY: PRUCO LIFE INSURANCE COMPANY
                                                              (Depositor)

                                  Attest: /s/ Thomas C. Castano               /s/ Scott D. Kaplan
                                          ---------------------               -------------------
                                          Thomas C. Castano                   Scott D. Kaplan
                                          Secretary                           President

                                                              SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          SIGNATURE AND TITLE

                          *
                          --------------------------
                          JAMES J. AVERY, JR.                   Date: August  3, 2007
                          VICE CHAIRMAN AND DIRECTOR

                           *
                          --------------------------
                          BERNARD J. JACOB
                          DIRECTOR

                          *
                          --------------------------
                          TUCKER I. MARR
                          CHIEF FINANCIAL OFFICER and
                          Chief Financial Officer

                          *                                     *By /s/ THOMAS C. CASTANO
                          --------------------------                ------------------------------------
                          SCOTT D. KAPLAN                           THOMAS C. CASTANO
                          DIRECTOR                                  (ATTORNEY-IN-FACT)

                          *
                          --------------------------
                          HELEN M. GALT
                          DIRECTOR

                          *
                          --------------------------
                          DAVID R. ODENATH, JR.
                          DIRECTOR